Footprints Discover Value Fund

Class	A	Shares	DAVAX

 (a series of Northern Lights Fund Trust III)

Supplement dated December 31, 2014
to the Prospectus dated February 1, 2014

______________________________________________________________________

Effective January 1, 2015, the Fund’s adviser, Footprints Asset Management and Research, Inc., has contractually agreed to reduce the management fee charged to the Fund from 1.50% to 1.00%.  Certain information in the Prospectus has been replaced as described below.

The fee table in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus has been replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.70%
Acquired Fund Fees and Expenses (2)	0.02%
Total Annual Fund Operating Expenses	3.97%
Fee Waiver(3)	(2.00)%
Total Annual Fund Operating Expenses After Fee Waiver	1.97%

(1)

Restated to reflect current contractual management fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front end or contingent deferred loads,  taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.95%of daily net assets.  Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days’ written notice to the Fund's adviser.

------------------

The expense table in the section entitled “Example” on page 1 of the Prospectus has been replaced with the following:

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$763	$1,542	$2,338	$4,398

The second paragraph in the section entitled “Investment Adviser” on page 9 of the Prospectus is replaced with the following:

Pursuant to an advisory agreement between the Fund and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.0% of the Fund's average daily net assets.  The adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation costs) will not exceed 1.95% of average daily net assets.  Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days’ written notice to the adviser.  Fee waiver and reimbursement arrangements can decrease a Fund's expenses and boost its performance.

_________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information each dated February 1, 2014.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-445-9339.

Please retain this Supplement for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Footprints Discover Value Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Footprints Discover Value Fund Class A Shares
Management Fees	[1]	1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		2.70%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		3.97%
Fee Waiver	[3]	(2.00%)
Total Annual Fund Operating Expenses After Fee Waiver		1.97%
[1]	Restated to reflect current contractual management fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.95%of daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Footprints Discover Value Fund Class A Shares	763	1,542	2,338	4,398